Segment Information - Schedule of Disaggregated Revenue by Major Merchandise (Details) - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Book products [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Revenue	$ 92,934,947	$ 11,940,301	$ 87,370,909	$ 63,623,667
Risk percentage	54.70%	54.70%	56.90%	54.30%
Book products [Member] | Cost of revenue [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	55.10%	55.10%	56.30%	52.80%
Cost of revenue	$ 74,253,675	$ 9,540,127	$ 66,529,934	$ 45,400,091
Book products [Member] | Gross Profit Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	20.10%	20.10%	23.90%	28.60%
Gross profit	$ 18,681,272	$ 2,400,174	$ 20,840,975	$ 18,223,576
Novelty and packaging products [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Revenue	$ 76,856,130	$ 9,874,492	$ 66,122,156	$ 53,641,929
Risk percentage	45.30%	45.30%	43.10%	45.70%
Novelty and packaging products [Member] | Cost of revenue [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	44.90%	44.90%	43.70%	47.20%
Cost of revenue	$ 60,487,734	$ 7,771,477	$ 51,636,200	$ 40,505,641
Novelty and packaging products [Member] | Gross Profit Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	21.30%	21.30%	21.90%	24.50%
Gross profit	$ 16,368,396	$ 2,103,015	$ 14,485,956	$ 13,136,288
Product [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Revenue	$ 169,791,077	$ 21,814,793	$ 153,493,065	$ 117,265,596
Risk percentage	100.00%	100.00%	100.00%	100.00%
Product [Member] | Cost of revenue [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	100.00%	100.00%	100.00%	100.00%
Cost of revenue	$ 134,741,409	$ 17,311,604	$ 118,166,134	$ 85,905,732
Product [Member] | Gross Profit Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	20.60%	20.60%	23.00%	26.70%
Gross profit	$ 35,049,668	$ 4,503,189	$ 35,326,931	$ 31,359,864